SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended	11 Months Ended
	May 11, 2021	Mar. 31, 2022	Dec. 31, 2021
Cash		$ 159,133	$ 453,151
Cash equivalents		0	0
Unrecognized tax benefits		0	0
Unrecognized tax benefits accrued for interest and penalties		$ 0	$ 0
Warrant exercisable		11,500,000	12,085,275
Payments for investment of cash in Trust Account	$ 117,300,000	$ 117,300,000	$ 117,300,000
Price per unit	$ 10.00	$ 10.00
Fair Value, Concentration of Risk, Investments		$ 250,000
Class A common stock
Common shares, shares outstanding		585,275	585,275
Class A common stock subject to redemption
Common shares, shares outstanding			11,500,000
Common shares, shares subject to possible redemption		11,500,000	11,500,000